Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Income Tax [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ (14,041)	$ 2,400
Operating Loss Carryforwards	$ 48,800,000		$ 48,800,000		$ 48,800,000	$ 11,300,000
Operatng Loss Carry Forwords Expiration Description					expiring beginning in 2021 for federal and 2015 for California.
Deferred Tax Assets Net Operating Income Loss Carry Forwards							$ 30,400,000
Liability for Uncertain Tax Positions, Current					$ 0